Condensed Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013
Revenues:
Grant revenues	$ 34		$ 29		$ 71		$ 399
Operating Expenses:
Research and development expenses	2,107	[1]	1,476	[1]	5,680	[2]	17,651	[2]
General and administrative expenses	873	[1]	843	[1]	3,217	[2]	3,697	[2]
Total operating expenses	2,980		2,319		8,897		21,348
Loss from operations	(2,946)		(2,290)		(8,826)		(20,949)
Interest income, net	1		6		17		24
Other income, net					9
Loss from continuing operations before income taxes					(8,800)		(20,925)
Provision for income taxes					0		0
Net loss	(2,945)		(2,284)		(8,800)		(20,925)
Series A and A-1 convertible preferred stock dividends	(185)		(1,755)		(4,130)		(8,610)
Net loss applicable to common stockholders	$ (3,130)		$ (4,039)		$ (12,930)		$ (29,535)
Net loss per common share applicable to common stockholders (Note 2):
Basic and diluted	$ (0.13)		$ (0.32)		$ (0.79)		$ (2.88)
Weighted average common shares: basic and diluted	23,763,486		12,616,086		16,362,905		10,263,954

[1]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development $ 210 $ 210 General and administrative 281 281
[2]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development 632 912 532 General and administrative 770 1,067 436